Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2012	Apr. 30, 2012
Statement of Financial Position [Abstract]
Common stock, par	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued and outstanding	$ 3,600,000	$ 3,600,000